Receivables, net and Contract assets and liabilities - Performance obligations (Details) $ in Millions	Dec. 31, 2023 USD ($)
Receivables, net and Contract assets and liabilities
Performance obligation, unfulfilled orders	$ 21,567
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of performance obligation, unfulfilled orders	1 year
Percentage of performance obligation, unfulfilled orders	69.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of performance obligation, unfulfilled orders	1 year
Percentage of performance obligation, unfulfilled orders	16.00%